Schedule of computation of diluted loss per share (Details) - shares	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible bonds (treasury stock method)	17,932,892
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible bonds (treasury stock method)	204,167	2,736,287